Expense Example, No Redemption - PIMCO StocksPLUS Short Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	485	718	969	1,687	190	588	1,011	2,190